CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CNY (¥) shares
Current liabilities	$ 97,067	¥ 675,761		¥ 255,417
Non-current liabilities	$ 4,805	¥ 33,453		¥ 177,806
Common stock, par value (in dollars per share) | $ / shares	$ 0.00005		$ 0.00005
Common stock, shares authorized	1,000,000,000	1,000,000,000		1,000,000,000
Common stock, shares issued	310,627,024	310,627,024		310,627,024
Common stock, shares outstanding	310,627,024	310,627,024		310,627,024
VIEs and subsidiary of the VIE
Current liabilities	$ 83,993	¥ 584,740		¥ 185,443
Non-current liabilities	$ 621	¥ 4,320		¥ 30